Document and Entity Information	Dec. 02, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001628738
Document Type	8-K
Document Period End Date	Dec. 02, 2019
Entity Registrant Name	Audentes Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37833
Entity Tax Identification Number	46-1606174
Entity Address, Address Line One	600 California Street
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(415)
Local Phone Number	818-1001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	BOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false